Debt - A/R Facility, Compensating Cash Balance and Other (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Debt and capital lease obligations	$ 2,854.4	$ 3,148.6
A/R Facility
Debt Instrument [Line Items]
Maximum borrowing capacity	175.0
Debt and capital lease obligations	124.2	117.2
Undrawn letters of credit outstanding	11.4
Available borrowing capacity	0
Interest rate at period end	1.67%
Minimum liquidity covenant	125.0
Compensating cash balance
Debt Instrument [Line Items]
Debt and capital lease obligations	25.9	246.9
8% Predecessor Senior Subordinated Notes
Debt Instrument [Line Items]
Debt and capital lease obligations	$ 1.0	$ 1.0